Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Nov. 05, 2013 Wilton Bank ("Wilton") Branch
Business Acquisition [Line Items]
Number of branch acquired				1
Amount of loans acquired				$ 25,089
Amount of deposits acquired				$ 64,157
Minimum percentage of principal outstanding sold	85.00%
Property plant and equipment depreciation methods	straight-line method
Estimated useful lives		3 years	39 years